Vanguard Tax-Managed Capital Appreciation Fund

Schedule of Investments (unaudited)
As of March 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)
Consumer Discretionary (14.6%)
* Amazon.com Inc.	164,971	321,647
Home Depot Inc.	414,738	77,436
Walt Disney Co.	700,516	67,670
* Netflix Inc.	168,110	63,125
Walmart Inc.	519,632	59,041
Comcast Corp. Class A	1,685,742	57,956
Costco Wholesale Corp.	174,571	49,775
McDonald's Corp.	289,235	47,825
NIKE Inc. Class B	465,745	38,536
Starbucks Corp.	490,365	32,237
Lowe's Cos. Inc.	349,955	30,114
* Tesla Inc.	51,581	27,028
* Charter Communications Inc. Class A	54,799	23,909
* Booking Holdings Inc.	15,992	21,514
TJX Cos. Inc.	430,681	20,591
Estee Lauder Cos. Inc. Class A	121,561	19,370
Ross Stores Inc.	218,388	18,993
* O'Reilly Automotive Inc.	55,052	16,573
* AutoZone Inc.	19,261	16,295
Target Corp.	168,692	15,683
Marriott International Inc. Class A	197,280	14,759
Dollar General Corp.	85,818	12,959
eBay Inc.	411,998	12,385
* NVR Inc.	4,487	11,528
Yum! Brands Inc.	157,639	10,803
* Dollar Tree Inc.	129,701	9,529
Yum China Holdings Inc.	219,948	9,376
* CarMax Inc.	173,013	9,313
DR Horton Inc.	260,760	8,866
* WABCO Holdings Inc.	59,625	8,052
* Uber Technologies Inc.	273,540	7,637
* Lululemon Athletica Inc.	35,968	6,818
General Motors Co.	325,682	6,768
Gentex Corp.	302,760	6,709
Hasbro Inc.	82,555	5,907
* Spotify Technology SA	47,026	5,711
PulteGroup Inc.	252,478	5,635
Lennar Corp. Class A	142,002	5,424
Hilton Worldwide Holdings Inc.	78,060	5,327
* Chipotle Mexican Grill Inc. Class A	8,048	5,267
Advance Auto Parts Inc.	53,298	4,974
Interpublic Group of Cos. Inc.	300,084	4,858
VF Corp.	88,788	4,802
* Tempur Sealy International Inc.	108,187	4,729
* Liberty Media Corp -Liberty SiriusXM Class C	137,536	4,349

Hyatt Hotels Corp. Class A	88,599	4,244
Las Vegas Sands Corp.	99,438	4,223
* Liberty Broadband Corp. Class C	37,151	4,113
Darden Restaurants Inc.	74,185	4,040
* Burlington Stores Inc.	24,675	3,910
MGM Resorts International	325,977	3,847
* Discovery Inc. Class C	218,533	3,833
Expedia Group Inc.	67,567	3,802
BorgWarner Inc.	154,390	3,762
* Live Nation Entertainment Inc.	81,832	3,720
* Mohawk Industries Inc.	46,348	3,534
Royal Caribbean Cruises Ltd.	103,093	3,317
Omnicom Group Inc.	59,417	3,262
Sirius XM Holdings Inc.	660,117	3,261
* Visteon Corp.	65,288	3,133
* Liberty Media Corp -Liberty SiriusXM Class A	98,211	3,112
* Bright Horizons Family Solutions Inc.	29,665	3,026
* Liberty Media Corp -Liberty Formula One Class C	95,762	2,608
* IAA Inc.	87,027	2,607
* Madison Square Garden Co.	11,886	2,513
Best Buy Co. Inc.	43,631	2,487
* Murphy USA Inc.	29,029	2,449
* AutoNation Inc.	86,260	2,420
PVH Corp.	62,572	2,355
Vail Resorts Inc.	15,867	2,344
Lear Corp.	28,422	2,309
Toll Brothers Inc.	118,692	2,285
* Liberty Broadband Corp. Class A	20,734	2,219
Ford Motor Co.	439,632	2,123
* Ulta Beauty Inc.	11,676	2,051
ViacomCBS Inc. Class B	144,369	2,023
Hanesbrands Inc.	255,635	2,012
Tractor Supply Co.	23,667	2,001
* frontdoor Inc.	56,944	1,981
* Qurate Retail Group Inc. QVC Group Class A	307,243	1,876
Ralph Lauren Corp.	26,366	1,762
John Wiley & Sons Inc. Class A	46,259	1,734
Aptiv plc	34,783	1,713
Wynn Resorts Ltd.	28,216	1,698
* ServiceMaster Global Holdings Inc.	62,734	1,694
Foot Locker Inc.	75,155	1,657
Domino's Pizza Inc.	5,111	1,656
* Floor & Decor Holdings Inc. Class A	50,674	1,626
* LKQ Corp.	74,828	1,535
Pool Corp.	7,269	1,430
* Liberty Media Corp -Liberty Formula One Class A	53,085	1,371
News Corp. Class A	149,164	1,339
Polaris Inc.	26,411	1,272
* Skechers U.S.A. Inc.	50,066	1,189
Kohl's Corp.	77,894	1,136
* Mattel Inc.	127,687	1,125
* Hilton Grand Vacations Inc.	70,923	1,118
* Caesars Entertainment Corp.	163,743	1,107
Amerco	3,700	1,075
Genuine Parts Co.	15,808	1,064
Brinker International Inc.	88,019	1,057
* Roku Inc.	11,997	1,049
TripAdvisor Inc.	59,730	1,039

Harley-Davidson Inc.	53,991	1,022
* Altice USA Inc. Class A	44,371	989
* Discovery Inc. Class A	48,210	937
Kontoor Brands Inc.	46,786	897
KAR Auction Services Inc.	73,720	885
Lennar Corp. Class B	30,150	872
* Grand Canyon Education Inc.	11,186	853
* DISH Network Corp. Class A	41,434	828
* Carvana Co.	12,979	715
Tiffany & Co.	5,492	711
Gap Inc.	95,346	671
* Etsy Inc.	16,913	650
* Urban Outfitters Inc.	44,921	640
Service Corp. International	13,799	540
Nordstrom Inc.	33,885	520
* Wayfair Inc.	8,312	444
* Trade Desk Inc. Class A	2,301	444
Tapestry Inc.	32,939	427
* Under Armour Inc. Class C	51,067	412
* Norwegian Cruise Line Holdings Ltd.	33,910	372
* Planet Fitness Inc. Class A	7,460	363
Cable One Inc.	219	360
Garmin Ltd.	4,785	359
New York Times Co. Class A	10,912	335
Fox Corp. Class A	11,951	282
Graham Holdings Co. Class B	821	280
Leggett & Platt Inc.	10,430	278
Columbia Sportswear Co.	3,981	278
Coty Inc. Class A	49,017	253
* Lions Gate Entertainment Corp. Class B	34,863	195
* 2U Inc.	8,853	188
* Under Armour Inc. Class A	19,750	182
Nexstar Media Group Inc. Class A	2,820	163
Dunkin' Brands Group Inc.	2,399	127
Brunswick Corp.	3,484	123
Choice Hotels International Inc.	1,941	119
Wendy's Co.	7,938	118
* Five Below Inc.	1,610	113
Whirlpool Corp.	1,215	104
Sinclair Broadcast Group Inc. Class A	6,047	97
Wyndham Hotels & Resorts Inc.	3,085	97
Thor Industries Inc.	2,150	91
L Brands Inc.	7,467	86
* Lyft Inc. Class A	2,663	71
* AMC Networks Inc. Class A	468	11
		1,370,553
Consumer Staples (6.0%)
Procter & Gamble Co.	931,201	102,432
PepsiCo Inc.	471,625	56,642
Coca-Cola Co.	1,244,816	55,083
Philip Morris International Inc.	430,291	31,394
Mondelez International Inc. Class A	615,978	30,848
Colgate-Palmolive Co.	383,803	25,469
CVS Health Corp.	394,208	23,388
* Monster Beverage Corp.	298,547	16,796
Altria Group Inc.	385,114	14,892
Kroger Co.	430,206	12,958

Constellation Brands Inc. Class A	89,616	12,847
Walgreens Boots Alliance Inc.	278,675	12,749
McCormick & Co. Inc.	89,912	12,697
Clorox Co.	72,758	12,605
Church & Dwight Co. Inc.	179,996	11,552
Hershey Co.	81,773	10,835
Brown-Forman Corp. Class B	191,278	10,618
Hormel Foods Corp.	224,493	10,470
Tyson Foods Inc. Class A	176,032	10,187
McKesson Corp.	72,844	9,853
Archer-Daniels-Midland Co.	258,703	9,101
Corteva Inc.	299,039	7,027
Kimberly-Clark Corp.	54,893	7,019
General Mills Inc.	110,468	5,829
JM Smucker Co.	51,896	5,760
Campbell Soup Co.	105,884	4,888
Ingredion Inc.	60,987	4,605
* Post Holdings Inc.	51,240	4,251
Keurig Dr Pepper Ord Shs	143,954	3,494
Sysco Corp.	71,686	3,271
Molson Coors Beverage Co. Class B	73,822	2,880
Energizer Holdings Inc.	78,043	2,361
Kraft Heinz Co.	83,022	2,054
* US Foods Holding Corp.	105,407	1,867
Lamb Weston Holdings Inc.	31,768	1,814
Kellogg Co.	26,928	1,615
* Hain Celestial Group Inc.	62,113	1,613
* Edgewell Personal Care Co.	65,859	1,586
Bunge Ltd.	34,703	1,424
* Herbalife Nutrition Ltd.	27,738	809
* Pilgrim's Pride Corp.	24,098	437
Conagra Brands Inc.	13,899	408
* TreeHouse Foods Inc.	7,588	335
Casey's General Stores Inc.	1,891	251
* Grocery Outlet Holding Corp.	6,987	240
Spectrum Brands Holdings Inc	6,286	229
* Beyond Meat Inc.	2,990	199
Flowers Foods Inc.	8,141	167
Seaboard Corp.	56	158
Brown-Forman Corp. Class A	2,600	134
		560,141
Energy (2.2%)
Chevron Corp.	772,675	55,988
Exxon Mobil Corp.	1,260,808	47,873
ConocoPhillips	493,722	15,207
Phillips 66	213,864	11,474
EOG Resources Inc.	252,173	9,058
Valero Energy Corp.	193,937	8,797
Kinder Morgan Inc.	588,691	8,195
Pioneer Natural Resources Co.	90,702	6,363
Marathon Petroleum Corp.	267,109	6,309
Hess Corp.	135,997	4,529
Williams Cos. Inc.	279,381	3,953
Cabot Oil & Gas Corp.	209,282	3,597
Diamondback Energy Inc.	101,876	2,669
National Oilwell Varco Inc.	219,934	2,162
ONEOK Inc.	82,387	1,797

HollyFrontier Corp.	70,756	1,734
* Cheniere Energy Inc.	51,109	1,712
* First Solar Inc.	45,956	1,657
EQT Corp.	224,460	1,587
Concho Resources Inc.	35,121	1,505
Cimarex Energy Co.	87,346	1,470
Marathon Oil Corp.	373,579	1,229
* WPX Energy Inc.	384,186	1,172
Continental Resources Inc.	146,715	1,121
Range Resources Corp.	489,375	1,116
Parsley Energy Inc. Class A	163,347	936
Halliburton Co.	131,868	903
Occidental Petroleum Corp.	74,902	867
Baker Hughes Co.	78,530	825
* Antero Resources Corp.	1,030,781	735
Patterson-UTI Energy Inc.	286,172	672
* Chesapeake Energy Corp.	3,681,877	636
Equitrans Midstream Corp.	114,337	575
* Extraction Oil & Gas Inc.	1,355,578	572
Helmerich & Payne Inc.	36,465	571
* Apergy Corp.	94,495	543
Noble Energy Inc.	82,890	501
Antero Midstream Corp.	233,972	491
Murphy Oil Corp.	63,511	389
PBF Energy Inc. Class A	52,533	372
* Centennial Resource Development Inc. Class A	515,476	136
Schlumberger Ltd.	9,005	121
Devon Energy Corp.	5,058	35
		212,154
Financial Services (18.9%)
* Berkshire Hathaway Inc.	781,072	142,803
JPMorgan Chase & Co.	1,207,043	108,670
Visa Inc. Class A	670,270	107,994
Mastercard Inc. Class A	356,429	86,099
Bank of America Corp.	3,315,425	70,386
* PayPal Holdings Inc.	530,612	50,801
Wells Fargo & Co.	1,451,408	41,655
American Tower Corp.	191,001	41,590
Citigroup Inc.	926,430	39,021
Global Payments Inc.	240,244	34,650
S&P Global Inc.	129,648	31,770
* Fiserv Inc.	322,884	30,671
Fidelity National Information Services Inc.	244,418	29,731
SBA Communications Corp.	108,028	29,164
MSCI Inc. Class A	89,792	25,946
American Express Co.	291,454	24,951
Crown Castle International Corp.	159,136	22,979
Goldman Sachs Group Inc.	143,093	22,121
Equinix Inc.	35,362	22,086
Aon plc	131,905	21,770
Intercontinental Exchange Inc.	261,515	21,117
Progressive Corp.	276,677	20,430
CME Group Inc.	112,757	19,497
Morgan Stanley	530,762	18,046
Moody's Corp.	79,453	16,804
Charles Schwab Corp.	498,616	16,763
Chubb Ltd.	141,396	15,793

Prologis Inc.	188,813	15,175
Truist Financial Corp.	480,800	14,828
US Bancorp	392,095	13,508
Marsh & McLennan Cos. Inc.	151,096	13,064
Public Storage	63,384	12,589
Aflac Inc.	360,261	12,335
Brown & Brown Inc.	339,907	12,311
Equity LifeStyle Properties Inc.	197,634	11,360
E*TRADE Financial Corp.	330,027	11,327
* CBRE Group Inc. Class A	291,081	10,977
Allstate Corp.	115,698	10,613
Equity Residential	170,689	10,533
Travelers Cos. Inc.	104,890	10,421
Nasdaq Inc.	108,085	10,263
AvalonBay Communities Inc.	69,041	10,161
* Arch Capital Group Ltd.	353,034	10,047
* Markel Corp.	10,761	9,985
BlackRock Inc.	21,989	9,675
Digital Realty Trust Inc.	69,624	9,671
Ameriprise Financial Inc.	91,852	9,413
T. Rowe Price Group Inc.	96,255	9,399
First Republic Bank	109,245	8,989
Extra Space Storage Inc.	93,000	8,906
Equifax Inc.	74,207	8,864
American International Group Inc.	361,346	8,763
Alleghany Corp.	15,731	8,689
WR Berkley Corp.	166,249	8,673
State Street Corp.	162,620	8,663
Globe Life Inc.	117,607	8,464
Prudential Financial Inc.	161,875	8,440
Essex Property Trust Inc.	37,831	8,332
Assurant Inc.	78,899	8,213
PNC Financial Services Group Inc.	83,375	7,981
Jack Henry & Associates Inc.	51,040	7,923
American Homes 4 Rent Class A	341,378	7,920
Commerce Bancshares Inc.	151,768	7,642
Boston Properties Inc.	82,783	7,635
Discover Financial Services	192,833	6,878
Mid-America Apartment Communities Inc.	65,687	6,768
Alexandria Real Estate Equities Inc.	49,150	6,737
MetLife Inc.	219,295	6,704
Capital One Financial Corp.	124,902	6,298
SEI Investments Co.	135,491	6,279
White Mountains Insurance Group Ltd.	6,827	6,213
Bank of New York Mellon Corp.	182,534	6,148
Popular Inc.	173,287	6,065
Equity Commonwealth	181,401	5,752
Douglas Emmett Inc.	187,628	5,725
TD Ameritrade Holding Corp.	164,619	5,706
Raymond James Financial Inc.	89,742	5,672
M&T Bank Corp.	53,649	5,549
Broadridge Financial Solutions Inc.	57,899	5,491
* FleetCor Technologies Inc.	29,209	5,449
American Financial Group Inc.	77,627	5,440
Zions Bancorp NA	203,128	5,436
Loews Corp.	156,053	5,435
Reinsurance Group of America Inc.	64,111	5,394
Fifth Third Bancorp	351,531	5,220

Apartment Investment & Management Co.	145,965	5,131
Hanover Insurance Group Inc.	56,594	5,126
SLM Corp.	711,634	5,117
Jones Lang LaSalle Inc.	50,070	5,056
KeyCorp	480,194	4,980
Welltower Inc.	103,325	4,730
Simon Property Group Inc.	86,191	4,728
Sun Communities Inc.	36,053	4,501
CoreLogic Inc.	134,772	4,116
Lamar Advertising Co. Class A	79,352	4,069
Synchrony Financial	249,193	4,010
Camden Property Trust	50,145	3,973
Willis Towers Watson plc	23,242	3,948
Lincoln National Corp.	142,402	3,748
Principal Financial Group Inc.	117,718	3,689
East West Bancorp Inc.	139,722	3,596
Signature Bank	44,094	3,545
Invitation Homes Inc.	164,474	3,515
Host Hotels & Resorts Inc.	309,630	3,418
Federal Realty Investment Trust	44,803	3,343
Eaton Vance Corp.	103,330	3,332
Hartford Financial Services Group Inc.	84,281	2,970
Voya Financial Inc.	72,681	2,947
* Euronet Worldwide Inc.	34,336	2,943
* Howard Hughes Corp.	55,438	2,801
Cullen/Frost Bankers Inc.	49,789	2,778
First Horizon National Corp.	336,945	2,716
Realty Income Corp.	50,230	2,504
* Square Inc.	47,181	2,471
Jefferies Financial Group Inc.	177,560	2,427
Unum Group	161,063	2,418
* Zillow Group Inc. Class C	65,681	2,366
Interactive Brokers Group Inc.	54,320	2,345
Associated Banc-Corp	181,248	2,318
Weyerhaeuser Co.	133,802	2,268
CNA Financial Corp.	71,564	2,221
Northern Trust Corp.	28,975	2,186
JBG SMITH Properties	58,025	1,847
BOK Financial Corp.	43,114	1,835
Duke Realty Corp.	55,872	1,809
People's United Financial Inc.	148,470	1,641
Bank of Hawaii Corp.	28,685	1,585
* Brighthouse Financial Inc.	57,431	1,388
* Zillow Group Inc. Class A	40,603	1,379
* WEX Inc.	12,703	1,328
* Athene Holding Ltd. Class A	52,228	1,296
TransUnion	17,546	1,161
* SVB Financial Group	7,423	1,121
Retail Properties of America Inc.	207,609	1,073
OneMain Holdings Inc	56,030	1,071
Navient Corp.	140,412	1,064
* Credit Acceptance Corp.	4,126	1,055
Arthur J Gallagher & Co.	12,886	1,050
Fidelity National Financial Inc.	41,271	1,027
Vornado Realty Trust	25,637	928
SL Green Realty Corp.	21,486	926
TFS Financial Corp.	59,947	915
Ally Financial Inc.	61,797	892

Western Alliance Bancorp	26,433	809
* Fair Isaac Corp.	2,573	792
Paramount Group Inc.	89,611	789
Lazard Ltd. Class A	26,995	636
MGIC Investment Corp.	100,034	635
Iron Mountain Inc.	23,460	558
VICI Properties Inc.	32,219	536
New York Community Bancorp Inc.	49,670	466
CoreSite Realty Corp.	3,856	447
Santander Consumer USA Holdings Inc.	30,462	424
Kemper Corp.	5,054	376
CubeSmart	13,585	364
Life Storage Inc .	3,781	358
CyrusOne Inc.	5,522	341
FactSet Research Systems Inc.	1,172	306
Hudson Pacific Properties Inc.	11,881	301
MarketAxess Holdings Inc.	871	290
Morningstar Inc.	2,393	278
* Texas Capital Bancshares Inc.	12,326	273
Regency Centers Corp.	6,971	268
RenaissanceRe Holdings Ltd.	1,648	246
First Citizens BancShares Inc. Class A	714	238
Primerica Inc.	2,353	208
Cousins Properties Inc.	7,064	207
Cincinnati Financial Corp.	2,571	194
Affiliated Managers Group Inc.	2,736	162
* LendingTree Inc.	880	161
Americold Realty Trust	4,734	161
Cboe Global Markets Inc.	1,610	144
Taubman Centers Inc.	3,365	141
Rayonier Inc.	5,784	136
UDR Inc.	3,583	131
Healthcare Trust of America Inc. Class A	5,367	130
Franklin Resources Inc.	7,032	117
Pinnacle Financial Partners Inc.	3,062	115
Assured Guaranty Ltd.	4,349	112
Ventas Inc.	3,755	101
Sterling Bancorp	9,172	96
Kilroy Realty Corp.	1,359	87
FNB Corp.	11,400	84
Everest Re Group Ltd.	436	84
Old Republic International Corp.	5,010	76
Prosperity Bancshares Inc.	1,579	76
Axis Capital Holdings Ltd.	1,934	75
Equitable Holdings Inc.	5,156	75
LPL Financial Holdings Inc.	1,310	71
TCF Financial Corp.	2,647	60
Synovus Financial Corp.	3,125	55
Erie Indemnity Co. Class A	166	25
		1,776,975
Health Care (14.5%)
Johnson & Johnson	1,011,489	132,637
UnitedHealth Group Inc.	365,357	91,113
Merck & Co. Inc.	894,328	68,810
Pfizer Inc.	1,964,428	64,119
Bristol-Myers Squibb Co.	928,530	51,756
Amgen Inc.	247,879	50,252

Abbott Laboratories	631,443	49,827
Thermo Fisher Scientific Inc.	158,277	44,887
Eli Lilly & Co.	311,876	43,263
Medtronic plc	464,846	41,920
AbbVie Inc.	532,076	40,539
Gilead Sciences Inc.	489,864	36,622
Danaher Corp.	234,546	32,464
Cigna Corp.	178,369	31,603
Zoetis Inc.	254,386	29,939
Becton Dickinson and Co.	127,458	29,286
* Vertex Pharmaceuticals Inc.	114,915	27,344
* Boston Scientific Corp.	792,501	25,859
* Biogen Inc.	79,759	25,234
Anthem Inc.	110,139	25,006
Humana Inc.	66,624	20,921
Stryker Corp.	115,763	19,273
* Intuitive Surgical Inc.	36,109	17,882
Allergan plc	100,805	17,853
Agilent Technologies Inc.	207,812	14,883
Baxter International Inc.	179,475	14,572
* Centene Corp.	230,494	13,694
* Illumina Inc.	48,292	13,190
Cooper Cos. Inc.	45,386	12,512
Teleflex Inc.	42,189	12,355
* Edwards Lifesciences Corp.	60,846	11,477
Zimmer Biomet Holdings Inc.	100,650	10,174
* Laboratory Corp. of America Holdings	79,685	10,071
* Charles River Laboratories International Inc.	76,516	9,657
* DexCom Inc.	35,827	9,647
AmerisourceBergen Corp. Class A	108,828	9,631
* Qiagen NV	227,726	9,473
* Regeneron Pharmaceuticals Inc.	19,350	9,448
Bio-Techne Corp.	44,945	8,522
PerkinElmer Inc.	107,266	8,075
* Seattle Genetics Inc.	67,982	7,844
* IQVIA Holdings Inc.	67,432	7,273
Cardinal Health Inc.	149,543	7,169
Universal Health Services Inc. Class B	70,646	7,000
* Incyte Corp.	94,863	6,947
* Henry Schein Inc.	128,115	6,472
HCA Healthcare Inc.	71,271	6,404
Quest Diagnostics Inc.	78,166	6,277
* Exelixis Inc.	353,309	6,084
Bruker Corp.	165,302	5,928
* Veeva Systems Inc. Class A	37,867	5,921
* Alnylam Pharmaceuticals Inc.	53,959	5,873
Cerner Corp.	89,396	5,631
* IDEXX Laboratories Inc.	22,213	5,381
* Varian Medical Systems Inc.	49,896	5,122
* Bio-Rad Laboratories Inc.	13,813	4,842
Dentsply Sirona Inc.	116,754	4,534
* Ionis Pharmaceuticals Inc.	95,586	4,519
* BioMarin Pharmaceutical Inc.	43,646	3,688
* Hologic Inc.	97,853	3,435
* DaVita Inc.	40,030	3,045
STERIS plc	20,974	2,936
* Catalent Inc.	56,383	2,929
* Alexion Pharmaceuticals Inc.	31,406	2,820

* Neurocrine Biosciences Inc.	26,196	2,267
* Moderna Inc.	72,326	2,166
* Masimo Corp.	11,382	2,016
* Insulet Corp.	12,068	1,999
* Molina Healthcare Inc.	14,204	1,984
* Penumbra Inc.	11,973	1,932
West Pharmaceutical Services Inc.	12,440	1,894
* Align Technology Inc.	9,439	1,642
Hill-Rom Holdings Inc.	14,895	1,498
* Jazz Pharmaceuticals plc	14,497	1,446
* Change Healthcare Inc.	131,722	1,316
* Exact Sciences Corp.	22,681	1,315
* Integra LifeSciences Holdings Corp.	28,188	1,259
* United Therapeutics Corp.	12,486	1,184
* Acadia Healthcare Co. Inc.	60,265	1,106
* Envista Holdings Corp.	70,270	1,050
* Horizon Therapeutics plc	35,313	1,046
* Elanco Animal Health Inc.	46,390	1,039
* PRA Health Sciences Inc.	9,986	829
* Premier Inc. Class A	23,021	753
Chemed Corp.	1,705	739
* ICU Medical Inc.	3,463	699
* Varex Imaging Corp.	29,310	666
* Agios Pharmaceuticals Inc.	18,735	665
* Avantor Inc.	29,947	374
Encompass Health Corp.	4,425	283
* ABIOMED Inc.	1,539	223
* Adaptive Biotechnologies Corp.	7,594	211
* Guardant Health Inc.	2,801	195
Perrigo Co. plc	3,816	184
* Nektar Therapeutics Class A	10,151	181
* Brookdale Senior Living Inc.	49,599	155
* Mylan NV	10,224	152
* Alkermes plc	10,236	148
ResMed Inc.	785	116
* Sarepta Therapeutics Inc.	940	92
		1,358,688
Materials & Processing (2.9%)
Linde plc	184,588	31,934
Sherwin-Williams Co.	43,850	20,150
Ecolab Inc.	126,456	19,706
Newmont Corp.	319,112	14,449
Ball Corp.	221,978	14,353
Air Products & Chemicals Inc.	64,373	12,849
FMC Corp.	142,349	11,628
Vulcan Materials Co.	96,961	10,479
Martin Marietta Materials Inc.	49,589	9,384
* Crown Holdings Inc.	148,916	8,643
Dow Inc.	288,384	8,432
Lennox International Inc.	45,908	8,346
Fastenal Co.	264,288	8,259
Celanese Corp.	109,412	8,030
Armstrong World Industries Inc.	92,828	7,372
LyondellBasell Industries NV Class A	123,383	6,124
Scotts Miracle -Gro Co.	58,646	6,005
Southern Copper Corp.	199,860	5,628
Albemarle Corp.	95,102	5,361

	Reliance Steel & Aluminum Co.	49,824	4,364
	Trane Technologies plc	51,877	4,285
	DuPont de Nemours Inc.	123,039	4,196
	Owens Corning	107,734	4,181
	Sealed Air Corp.	134,339	3,320
	Valmont Industries Inc.	30,964	3,282
	PPG Industries Inc.	34,752	2,905
	Freeport-McMoRan Inc.	428,575	2,893
	Nucor Corp.	71,365	2,571
	Packaging Corp. of America	27,444	2,383
	Eagle Materials Inc.	40,628	2,373
	WR Grace & Co.	66,278	2,360
	Westlake Chemical Corp.	58,398	2,229
*	Axalta Coating Systems Ltd.	100,089	1,729
	CF Industries Holdings Inc.	60,783	1,653
*	Element Solutions Inc.	176,547	1,476
*	Livent Corp.	252,953	1,328
	International Paper Co.	41,683	1,298
*	Berry Global Group Inc.	35,739	1,205
	Mosaic Co.	94,330	1,021
	Eastman Chemical Co.	20,871	972
	Hexcel Corp.	18,291	680
	Royal Gold Inc.	6,912	606
	RPM International Inc.	5,251	312
	Silgan Holdings Inc.	10,388	301
	AptarGroup Inc.	2,836	282
	Avery Dennison Corp.	2,399	244
	Domtar Corp.	11,260	244
	Cabot Corp.	8,274	216
	Ashland Global Holdings Inc.	3,971	199
	Sonoco Products Co.	3,251	151
	United States Steel Corp.	22,107	139
	International Flavors & Fragrances Inc.	1,345	137
	Huntsman Corp.	8,656	125
	MDU Resources Group Inc.	5,772	124
	Olin Corp.	10,193	119
	O-I Glass Inc.	15,521	110
*	AdvanSix Inc.	6,732	64
	Ardagh Group SA	2,700	32
			273,241
Other (0.0%)
*,§ American International Group Inc. Warrants
	Exp. 01/19/2021	6,859	—

Producer Durables (9.3%)
	Union Pacific Corp.	278,871	39,332
	Accenture plc Class A	209,138	34,144
	Honeywell International Inc.	252,812	33,824
	Boeing Co.	213,615	31,859
	United Technologies Corp.	314,383	29,656
	General Electric Co.	3,145,504	24,975
	Northrop Grumman Corp.	73,450	22,222
*	Copart Inc.	312,132	21,387
	3M Co.	150,744	20,578
	CSX Corp.	357,850	20,505
	Illinois Tool Works Inc.	140,698	19,996
	Lockheed Martin Corp.	57,607	19,526

Verisk Analytics Inc.	139,675	19,468
* Mettler-Toledo International Inc.	26,844	18,536
Norfolk Southern Corp.	126,078	18,407
Caterpillar Inc.	153,773	17,844
Roper Technologies Inc.	54,880	17,112
Old Dominion Freight Line Inc.	124,615	16,357
General Dynamics Corp.	116,508	15,415
Deere & Co.	104,343	14,416
United Parcel Service Inc. Class B	149,080	13,927
Waste Management Inc.	149,550	13,842
* Waters Corp.	75,014	13,656
TransDigm Group Inc.	42,645	13,655
FedEx Corp.	110,809	13,437
Cintas Corp.	75,609	13,097
Automatic Data Processing Inc.	89,374	12,216
* Keysight Technologies Inc.	142,690	11,940
Southwest Airlines Co.	321,944	11,464
Jacobs Engineering Group Inc.	141,129	11,187
AMETEK Inc.	153,098	11,026
IDEX Corp.	78,733	10,874
Raytheon Co.	82,709	10,847
* CoStar Group Inc.	18,223	10,701
Eaton Corp. plc	132,269	10,276
Expeditors International of Washington Inc.	139,607	9,315
Parker-Hannifin Corp.	70,977	9,208
Toro Co.	139,713	9,094
PACCAR Inc.	147,855	9,038
Delta Air Lines Inc.	315,884	9,012
Huntington Ingalls Industries Inc.	48,395	8,818
Emerson Electric Co.	163,699	7,800
Carlisle Cos. Inc.	61,798	7,742
Landstar System Inc.	78,365	7,512
* Zebra Technologies Corp.	40,590	7,452
JB Hunt Transport Services Inc.	78,704	7,259
BWX Technologies Inc.	146,472	7,135
Cummins Inc.	52,527	7,108
Fortive Corp.	121,889	6,727
WW Grainger Inc.	24,754	6,151
Xylem Inc.	94,346	6,145
* United Airlines Holdings Inc.	190,400	6,007
* HD Supply Holdings Inc.	200,381	5,697
Genpact Ltd.	193,618	5,654
FLIR Systems Inc.	176,064	5,615
Oshkosh Corp.	83,375	5,364
AGCO Corp.	105,204	4,971
Graco Inc.	98,621	4,806
Textron Inc.	170,296	4,542
Donaldson Co. Inc.	115,583	4,465
Westinghouse Air Brake Technologies Corp.	85,386	4,110
Robert Half International Inc.	96,224	3,633
ITT Inc.	68,646	3,114
* Teledyne Technologies Inc.	10,446	3,105
ManpowerGroup Inc.	56,865	3,013
Stanley Black & Decker Inc.	29,193	2,919
Xerox Holdings Corp.	151,726	2,874
CH Robinson Worldwide Inc.	40,755	2,698
Rockwell Automation Inc.	17,102	2,581
Allison Transmission Holdings Inc.	76,765	2,503

Republic Services Inc.	31,721	2,381
MSC Industrial Direct Co. Inc. Class A	41,610	2,287
HEICO Corp.	28,866	2,154
Flowserve Corp.	90,121	2,153
* Trimble Inc.	67,063	2,135
Kansas City Southern	16,599	2,111
Quanta Services Inc.	62,470	1,982
* Stericycle Inc.	40,057	1,946
* Clean Harbors Inc.	36,566	1,877
* Kirby Corp.	32,686	1,421
* Middleby Corp.	22,347	1,271
* Aecom	42,191	1,259
Allegion plc	13,639	1,255
Johnson Controls International plc	46,195	1,245
* Sensata Technologies Holding plc	41,883	1,212
* Ingersoll Rand Inc.	45,776	1,135
Booz Allen Hamilton Holding Corp.	8,520	585
Dover Corp.	6,200	520
Littelfuse Inc.	3,665	489
* Paylocity Holding Corp.	1,635	144
* Resideo Technologies Inc.	23,102	112
Spirit AeroSystems Holdings Inc. Class A	4,357	104
* WESCO International Inc.	3,628	83
* Gates Industrial Corp. plc	9,835	73
		870,825
Technology (25.7%)
Microsoft Corp.	2,971,882	468,695
Apple Inc.	1,709,813	434,788
* Facebook Inc. Class A	955,491	159,376
* Alphabet Inc. Class C	119,912	139,435
* Alphabet Inc. Class A	119,427	138,768
Intel Corp.	1,695,880	91,781
* Adobe Inc.	214,882	68,384
NVIDIA Corp.	240,682	63,444
Cisco Systems Inc.	1,532,818	60,255
* salesforce.com Inc.	357,633	51,492
Oracle Corp.	809,143	39,106
Texas Instruments Inc.	376,227	37,596
Broadcom Inc.	135,881	32,217
QUALCOMM Inc.	474,900	32,127
International Business Machines Corp.	266,290	29,540
Intuit Inc.	126,429	29,079
Applied Materials Inc.	533,823	24,460
Lam Research Corp.	96,753	23,221
* Autodesk Inc.	137,631	21,484
* Cadence Design Systems Inc.	319,022	21,068
* Synopsys Inc.	152,426	19,631
* Activision Blizzard Inc.	314,746	18,721
* Micron Technology Inc.	429,912	18,082
L3Harris Technologies Inc.	87,964	15,844
* ServiceNow Inc.	54,908	15,736
* Advanced Micro Devices Inc.	324,085	14,739
Teradyne Inc.	262,921	14,242
KLA Corp.	97,261	13,980
Amphenol Corp. Class A	175,784	12,811
Analog Devices Inc.	135,294	12,129
Cognizant Technology Solutions Corp. Class A	256,298	11,910

Citrix Systems Inc.	82,541	11,684
* Electronic Arts Inc.	115,721	11,592
Corning Inc.	456,375	9,374
* Fortinet Inc.	90,195	9,125
* IAC/InterActiveCorp	45,781	8,205
* VeriSign Inc.	44,478	8,010
Hewlett Packard Enterprise Co.	803,348	7,800
HP Inc.	445,413	7,732
* Atlassian Corp. plc Class A	55,455	7,612
Dolby Laboratories Inc. Class A	133,954	7,262
* ANSYS Inc.	30,794	7,159
* Workday Inc. Class A	54,903	7,149
Xilinx Inc.	89,071	6,942
* Arrow Electronics Inc.	124,274	6,446
* Zynga Inc.	926,065	6,344
* Black Knight Inc.	108,710	6,312
* Twitter Inc.	250,234	6,146
Motorola Solutions Inc.	45,017	5,984
NetApp Inc.	137,603	5,737
* Palo Alto Networks Inc.	34,244	5,615
Juniper Networks Inc.	273,671	5,238
NortonLifeLock Inc.	266,482	4,986
Western Digital Corp.	118,098	4,915
* Gartner Inc.	49,072	4,886
SS&C Technologies Holdings Inc.	101,768	4,459
IHS Markit Ltd.	72,004	4,320
* GoDaddy Inc. Class A	73,840	4,217
CDK Global Inc.	128,032	4,206
* Splunk Inc.	30,305	3,825
* Guidewire Software Inc.	47,991	3,806
* Match Group Inc.	56,332	3,720
* Okta Inc.	30,391	3,716
Microchip Technology Inc.	54,585	3,701
* VMware Inc. Class A	27,456	3,325
* Dell Technologies Inc. Class C	77,738	3,075
* Qorvo Inc.	37,483	3,022
Skyworks Solutions Inc.	32,649	2,918
Avnet Inc.	105,416	2,646
* Tyler Technologies Inc.	8,729	2,589
* Akamai Technologies Inc.	28,114	2,572
* Nuance Communications Inc.	147,361	2,473
* NCR Corp.	134,225	2,376
Leidos Holdings Inc.	24,871	2,279
* DocuSign Inc. Class A	21,852	2,019
Universal Display Corp.	15,011	1,978
* PTC Inc.	31,366	1,920
* Zendesk Inc.	29,758	1,905
CDW Corp.	20,092	1,874
* RingCentral Inc. Class A	8,651	1,833
* Manhattan Associates Inc.	33,339	1,661
* ON Semiconductor Corp.	132,764	1,652
* Twilio Inc.	16,790	1,503
* Ciena Corp.	36,136	1,439
* EchoStar Corp. Class A	42,360	1,354
* RealPage Inc.	25,276	1,338
Perspecta Inc.	71,796	1,310
* Arista Networks Inc.	6,087	1,233
* FireEye Inc.	115,321	1,220

* Take-Two Interactive Software Inc.	9,974	1,183
Cognex Corp.	27,531	1,162
* Paycom Software Inc.	5,741	1,160
Marvell Technology Group Ltd.	50,594	1,145
* SolarWinds Corp.	67,236	1,054
* Teradata Corp.	49,671	1,018
* Proofpoint Inc.	9,697	995
* IPG Photonics Corp.	8,932	985
DXC Technology Co.	75,152	981
* Coherent Inc.	9,143	973
* Ceridian HCM Holding Inc.	19,020	952
* EPAM Systems Inc.	5,004	929
* CACI International Inc. Class A	4,244	896
* HubSpot Inc.	6,425	856
* Aspen Technology Inc.	8,143	774
* Nutanix Inc.	47,964	758
* Avalara Inc.	9,649	720
* Pure Storage Inc. Class A	58,388	718
Amdocs Ltd.	11,856	652
MKS Instruments Inc.	5,395	439
* MongoDB Inc.	2,965	405
* Cerence Inc.	24,199	373
* Pluralsight Inc. Class A	33,207	365
* Covetrus Inc.	41,807	340
* F5 Networks Inc.	3,138	335
* Zscaler Inc.	4,355	265
* Dynatrace Inc.	9,146	218
* Dropbox Inc. Class A	11,393	206
* Smartsheet Inc. Class A	4,621	192
Monolithic Power Systems Inc.	1,130	189
LogMeIn Inc.	2,229	186
* Alteryx Inc. Class A	1,946	185
Pegasystems Inc.	2,595	185
* Grubhub Inc.	4,506	183
Entegris Inc.	4,076	182
* Coupa Software Inc.	1,284	179
* Elastic NV	3,124	174
* Anaplan Inc.	3,841	116
SYNNEX Corp.	1,558	114
		2,416,622
Utilities (5.4%)
Verizon Communications Inc.	1,486,158	79,851
AT&T Inc.	2,533,965	73,865
NextEra Energy Inc.	187,696	45,163
Duke Energy Corp.	318,298	25,744
Dominion Energy Inc.	332,218	23,983
* T-Mobile US Inc.	225,913	18,954
Southern Co.	341,118	18,468
WEC Energy Group Inc.	202,181	17,818
American Water Works Co. Inc.	124,293	14,861
Sempra Energy	130,568	14,753
Eversource Energy	188,144	14,715
Exelon Corp.	393,372	14,480
CMS Energy Corp.	213,518	12,544
Consolidated Edison Inc.	159,998	12,480
Atmos Energy Corp.	96,484	9,574
FirstEnergy Corp.	234,138	9,382

	Edison International			169,439	9,284
	Essential Utilities Inc.			208,874	8,501
	NiSource Inc.			294,961	7,365
	American Electric Power Co. Inc.			91,145	7,290
	DTE Energy Co.			71,754	6,815
	Public Service Enterprise Group Inc.			151,363	6,798
	AES Corp.			421,190	5,728
*	Sprint Corp.			652,251	5,622
	Entergy Corp.			47,511	4,465
	Alliant Energy Corp.			91,615	4,424
	UGI Corp.			154,238	4,114
	Evergy Inc.			69,913	3,849
	CenterPoint Energy Inc.			226,968	3,507
	NRG Energy Inc.			124,656	3,398
	PPL Corp.			135,955	3,355
*	GCI Liberty Inc. Class A			58,613	3,339
*	United States Cellular Corp.			89,770	2,629
	Vistra Energy Corp.			141,247	2,254
	Telephone & Data Systems Inc.			114,344	1,916
	Ameren Corp.			6,992	509
	IDACORP Inc.			5,162	453
*	PG&E Corp.			41,114	370
	National Fuel Gas Co.			9,448	352
	Xcel Energy Inc.			5,811	350
	Hawaiian Electric Industries Inc.			3,658	158
	Avangrid Inc.			3,426	150
	Pinnacle West Capital Corp.			1,836	139
	CenturyLink Inc.			13,109	124
	OGE Energy Corp.			3,994	123
					504,016
Total Common Stocks (Cost $4,521,374)					9,343,215
		Coupon
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
1	Vanguard Market Liquidity Fund	0.943%		376,854	37,640

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
2	United States Treasury Bill	1.541%	4/30/20	750	750
2	United States Treasury Bill	1.551%	5/14/20	350	350
					1,100
Total Temporary Cash Investments (Cost $38,764)					38,740
Total Investments (99.9%) (Cost $4,560,138)					9,381,955
Other Assets and Liabilities -Net (0.1%)2					12,657
Net Assets (100%)					9,394,612
Cost rounded to $000.

* Non-income-producing security.
§ Security value determined using significant unobservable inputs.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Securities with a value of $1,100,000 and cash of $3,186,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)

Value and
		Number of	Unrealized
		Long (Short)	Notional Appreciation
	Expiration	Contracts	Amount (Depreciation )
Long Futures Contracts
E-mini S&P 500 Index	June 2020	356	45,741 (559)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange
(generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’
primary markets, are valued by methods deemed by the board of trustees to represent fair value.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements wi th its clearing brokers.
The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of March
31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000 )
Investments
Assets
Common Stocks	9,343,215	—	—	9,343,215
Temporary Cash Investments	37,640	1,100	—	38,740
Total	9,380,855	1,100	—	9,381,955
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	739	—	—	739
1 Represents variation margin on the last day of the reporting period.